Employee Benefit Expense (Tables)	6 Months Ended
Jun. 30, 2025
Employee Benefit Expense [Abstract]
Schedule Employee Benefit Expense
	Six months ended June 30, 2025
	Cost of revenue	Operating expenses	Total
Wages and salaries	$1,372,814	$3,310,672	$4,683,486
Labor and health insurance fees	80,214	291,353	371,567
Pension	49,836	111,384	161,220
Share-based compensation expenses	-	472,642	472,642
Other personnel expenses	788	69,998	70,786
	$1,503,652	$4,256,049	$5,759,701

	Six months ended June 30, 2024
	Cost of revenue	Operating expenses	Total
Wages and salaries	$1,665,177	$2,554,388	$4,219,565
Labor and health insurance fees	125,768	250,175	375,943
Pension	57,231	98,994	156,225
Other personnel expenses		60,361	60,361
	$1,848,176	$2,963,918	$4,812,094